MD&A - Risk management and control - Market Risk (Detail 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Value At Risk [Table]
Management VaR	$ 9	$ 12
Diversification effect	(5)	(5)
Global Wealth Management
Value At Risk [Table]
Management VaR	1	2
Personal & Corporate Banking
Value At Risk [Table]
Management VaR	0	0
Asset Management
Value At Risk [Table]
Management VaR	0	0
Investment Bank
Value At Risk [Table]
Management VaR	8	11
Group Functions
Value At Risk [Table]
Management VaR	5	4
Minimum
Value At Risk [Table]
Management VaR	6	4
Minimum | Global Wealth Management
Value At Risk [Table]
Management VaR	1	1
Minimum | Personal & Corporate Banking
Value At Risk [Table]
Management VaR	0	0
Minimum | Asset Management
Value At Risk [Table]
Management VaR	0	0
Minimum | Investment Bank
Value At Risk [Table]
Management VaR	6	3
Minimum | Group Functions
Value At Risk [Table]
Management VaR	3	4
Maximum
Value At Risk [Table]
Management VaR	18	36
Maximum | Global Wealth Management
Value At Risk [Table]
Management VaR	2	3
Maximum | Personal & Corporate Banking
Value At Risk [Table]
Management VaR	0	0
Maximum | Asset Management
Value At Risk [Table]
Management VaR	0	0
Maximum | Investment Bank
Value At Risk [Table]
Management VaR	17	36
Maximum | Group Functions
Value At Risk [Table]
Management VaR	5	8
Average
Value At Risk [Table]
Management VaR	11	11
Diversification effect	(5)	(6)
Average | Global Wealth Management
Value At Risk [Table]
Management VaR	1	1
Average | Personal & Corporate Banking
Value At Risk [Table]
Management VaR	0	0
Average | Asset Management
Value At Risk [Table]
Management VaR	0	0
Average | Investment Bank
Value At Risk [Table]
Management VaR	10	11
Average | Group Functions
Value At Risk [Table]
Management VaR	4	5
Equity prices
Value At Risk [Table]
Management VaR	6	8
Diversification effect	(1)	0
Equity prices | Global Wealth Management
Value At Risk [Table]
Management VaR	0	0
Equity prices | Personal & Corporate Banking
Value At Risk [Table]
Management VaR	0	0
Equity prices | Asset Management
Value At Risk [Table]
Management VaR	0	0
Equity prices | Investment Bank
Value At Risk [Table]
Management VaR	6	7
Equity prices | Group Functions
Value At Risk [Table]
Management VaR	1	0
Equity prices | Minimum
Value At Risk [Table]
Management VaR	2	1
Equity prices | Maximum
Value At Risk [Table]
Management VaR	17	35
Equity prices | Average
Value At Risk [Table]
Management VaR	6	7
Interest rate
Value At Risk [Table]
Management VaR	10	11
Diversification effect	(3)	(5)
Interest rate | Global Wealth Management
Value At Risk [Table]
Management VaR	1	1
Interest rate | Personal & Corporate Banking
Value At Risk [Table]
Management VaR	0	0
Interest rate | Asset Management
Value At Risk [Table]
Management VaR	0	0
Interest rate | Investment Bank
Value At Risk [Table]
Management VaR	9	9
Interest rate | Group Functions
Value At Risk [Table]
Management VaR	4	4
Interest rate | Minimum
Value At Risk [Table]
Management VaR	8	7
Interest rate | Maximum
Value At Risk [Table]
Management VaR	18	13
Interest rate | Average
Value At Risk [Table]
Management VaR	10	9
Credit spreads
Value At Risk [Table]
Management VaR	4	7
Diversification effect	(4)	(5)
Credit spreads | Global Wealth Management
Value At Risk [Table]
Management VaR	1	2
Credit spreads | Personal & Corporate Banking
Value At Risk [Table]
Management VaR	0	0
Credit spreads | Asset Management
Value At Risk [Table]
Management VaR	0	0
Credit spreads | Investment Bank
Value At Risk [Table]
Management VaR	5	7
Credit spreads | Group Functions
Value At Risk [Table]
Management VaR	3	4
Credit spreads | Minimum
Value At Risk [Table]
Management VaR	4	5
Credit spreads | Maximum
Value At Risk [Table]
Management VaR	9	11
Credit spreads | Average
Value At Risk [Table]
Management VaR	5	7
Foreign exchange
Value At Risk [Table]
Management VaR	3	6
Diversification effect	(1)	(1)
Foreign exchange | Global Wealth Management
Value At Risk [Table]
Management VaR	0	0
Foreign exchange | Personal & Corporate Banking
Value At Risk [Table]
Management VaR	0	0
Foreign exchange | Asset Management
Value At Risk [Table]
Management VaR	0	0
Foreign exchange | Investment Bank
Value At Risk [Table]
Management VaR	3	3
Foreign exchange | Group Functions
Value At Risk [Table]
Management VaR	1	1
Foreign exchange | Minimum
Value At Risk [Table]
Management VaR	2	1
Foreign exchange | Maximum
Value At Risk [Table]
Management VaR	11	9
Foreign exchange | Average
Value At Risk [Table]
Management VaR	3	3
Commodity
Value At Risk [Table]
Management VaR	3	3
Diversification effect	0	0
Commodity | Global Wealth Management
Value At Risk [Table]
Management VaR	0	0
Commodity | Personal & Corporate Banking
Value At Risk [Table]
Management VaR	0	0
Commodity | Asset Management
Value At Risk [Table]
Management VaR	0	0
Commodity | Investment Bank
Value At Risk [Table]
Management VaR	3	3
Commodity | Group Functions
Value At Risk [Table]
Management VaR	0	0
Commodity | Minimum
Value At Risk [Table]
Management VaR	2	2
Commodity | Maximum
Value At Risk [Table]
Management VaR	7	5
Commodity | Average
Value At Risk [Table]
Management VaR	3	3
UBS AG
Value At Risk [Table]
Management VaR	9	12
Diversification effect	(5)	(5)
UBS AG | Global Wealth Management
Value At Risk [Table]
Management VaR	1	2
UBS AG | Personal & Corporate Banking
Value At Risk [Table]
Management VaR	0	0
UBS AG | Asset Management
Value At Risk [Table]
Management VaR	0	0
UBS AG | Investment Bank
Value At Risk [Table]
Management VaR	8	11
UBS AG | Group Functions
Value At Risk [Table]
Management VaR	5	4
UBS AG | Minimum
Value At Risk [Table]
Management VaR	6	4
UBS AG | Minimum | Global Wealth Management
Value At Risk [Table]
Management VaR	1	1
UBS AG | Minimum | Personal & Corporate Banking
Value At Risk [Table]
Management VaR	0	0
UBS AG | Minimum | Asset Management
Value At Risk [Table]
Management VaR	0	0
UBS AG | Minimum | Investment Bank
Value At Risk [Table]
Management VaR	6	3
UBS AG | Minimum | Group Functions
Value At Risk [Table]
Management VaR	3	4
UBS AG | Maximum
Value At Risk [Table]
Management VaR	18	36
UBS AG | Maximum | Global Wealth Management
Value At Risk [Table]
Management VaR	2	3
UBS AG | Maximum | Personal & Corporate Banking
Value At Risk [Table]
Management VaR	0	0
UBS AG | Maximum | Asset Management
Value At Risk [Table]
Management VaR	0	0
UBS AG | Maximum | Investment Bank
Value At Risk [Table]
Management VaR	17	36
UBS AG | Maximum | Group Functions
Value At Risk [Table]
Management VaR	5	8
UBS AG | Average
Value At Risk [Table]
Management VaR	11	11
Diversification effect	(5)	(6)
UBS AG | Average | Global Wealth Management
Value At Risk [Table]
Management VaR	1	1
UBS AG | Average | Personal & Corporate Banking
Value At Risk [Table]
Management VaR	0	0
UBS AG | Average | Asset Management
Value At Risk [Table]
Management VaR	0	0
UBS AG | Average | Investment Bank
Value At Risk [Table]
Management VaR	10	11
UBS AG | Average | Group Functions
Value At Risk [Table]
Management VaR	4	5
UBS AG | Equity prices
Value At Risk [Table]
Management VaR	6	8
Diversification effect	(1)	0
UBS AG | Equity prices | Global Wealth Management
Value At Risk [Table]
Management VaR	0	0
UBS AG | Equity prices | Personal & Corporate Banking
Value At Risk [Table]
Management VaR	0	0
UBS AG | Equity prices | Asset Management
Value At Risk [Table]
Management VaR	0	0
UBS AG | Equity prices | Investment Bank
Value At Risk [Table]
Management VaR	6	7
UBS AG | Equity prices | Group Functions
Value At Risk [Table]
Management VaR	1	0
UBS AG | Equity prices | Minimum
Value At Risk [Table]
Management VaR	2	1
UBS AG | Equity prices | Maximum
Value At Risk [Table]
Management VaR	17	35
UBS AG | Equity prices | Average
Value At Risk [Table]
Management VaR	6	7
UBS AG | Interest rate
Value At Risk [Table]
Management VaR	10	11
Diversification effect	(3)	(5)
UBS AG | Interest rate | Global Wealth Management
Value At Risk [Table]
Management VaR	1	1
UBS AG | Interest rate | Personal & Corporate Banking
Value At Risk [Table]
Management VaR	0	0
UBS AG | Interest rate | Asset Management
Value At Risk [Table]
Management VaR	0	0
UBS AG | Interest rate | Investment Bank
Value At Risk [Table]
Management VaR	9	9
UBS AG | Interest rate | Group Functions
Value At Risk [Table]
Management VaR	4	4
UBS AG | Interest rate | Minimum
Value At Risk [Table]
Management VaR	8	7
UBS AG | Interest rate | Maximum
Value At Risk [Table]
Management VaR	18	13
UBS AG | Interest rate | Average
Value At Risk [Table]
Management VaR	10	9
UBS AG | Credit spreads
Value At Risk [Table]
Management VaR	4	7
Diversification effect	(4)	(5)
UBS AG | Credit spreads | Global Wealth Management
Value At Risk [Table]
Management VaR	1	2
UBS AG | Credit spreads | Personal & Corporate Banking
Value At Risk [Table]
Management VaR	0	0
UBS AG | Credit spreads | Asset Management
Value At Risk [Table]
Management VaR	0	0
UBS AG | Credit spreads | Investment Bank
Value At Risk [Table]
Management VaR	5	7
UBS AG | Credit spreads | Group Functions
Value At Risk [Table]
Management VaR	3	4
UBS AG | Credit spreads | Minimum
Value At Risk [Table]
Management VaR	4	5
UBS AG | Credit spreads | Maximum
Value At Risk [Table]
Management VaR	9	11
UBS AG | Credit spreads | Average
Value At Risk [Table]
Management VaR	5	7
UBS AG | Foreign exchange
Value At Risk [Table]
Management VaR	3	6
Diversification effect	(1)	(1)
UBS AG | Foreign exchange | Global Wealth Management
Value At Risk [Table]
Management VaR	0	0
UBS AG | Foreign exchange | Personal & Corporate Banking
Value At Risk [Table]
Management VaR	0	0
UBS AG | Foreign exchange | Asset Management
Value At Risk [Table]
Management VaR	0	0
UBS AG | Foreign exchange | Investment Bank
Value At Risk [Table]
Management VaR	3	3
UBS AG | Foreign exchange | Group Functions
Value At Risk [Table]
Management VaR	1	1
UBS AG | Foreign exchange | Minimum
Value At Risk [Table]
Management VaR	2	1
UBS AG | Foreign exchange | Maximum
Value At Risk [Table]
Management VaR	11	9
UBS AG | Foreign exchange | Average
Value At Risk [Table]
Management VaR	3	3
UBS AG | Commodity
Value At Risk [Table]
Management VaR	3	3
Diversification effect	0	0
UBS AG | Commodity | Global Wealth Management
Value At Risk [Table]
Management VaR	0	0
UBS AG | Commodity | Personal & Corporate Banking
Value At Risk [Table]
Management VaR	0	0
UBS AG | Commodity | Asset Management
Value At Risk [Table]
Management VaR	0	0
UBS AG | Commodity | Investment Bank
Value At Risk [Table]
Management VaR	3	3
UBS AG | Commodity | Group Functions
Value At Risk [Table]
Management VaR	0	0
UBS AG | Commodity | Minimum
Value At Risk [Table]
Management VaR	2	2
UBS AG | Commodity | Maximum
Value At Risk [Table]
Management VaR	7	5
UBS AG | Commodity | Average
Value At Risk [Table]
Management VaR	$ 3	$ 3